Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payable	$ 45,257	$ 30,534
Other current liabilities	106,940	114,515
Total	$ 152,197	$ 145,049